FINANCIAL INSTRUMENTS (Details 23) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financials Instruments [Line items]
Allowance account for credit losses of financial assets	$ (16,368)
Amounts restated through retained earnings	0	$ 0	$ (2,875)
Allowance account for credit losses of financial assets	(8,000)	(16,368)
In Accordance with IAS 39 [Member]
Disclosure Of Financials Instruments [Line items]
Allowance account for credit losses of financial assets	(16,368)	(15,147)	(17,785)
Allowance account for credit losses of financial assets		(16,368)	(15,147)
In accordance with IFRS 9 [member]
Disclosure Of Financials Instruments [Line items]
Allowance account for credit losses of financial assets	(16,368)	(15,147)	(20,660)
Increase in allowance for trade receivables recognised in profit or loss during the year	(1,369)	(2,506)	(5,027)
Receivables written off during the year as uncollectible	6,970	163	8,620
Unused amount reversed	2,767	1,122	1,920
Allowance account for credit losses of financial assets	$ (8,000)	$ (16,368)	$ (15,147)